Commitments and contingencies	6 Months Ended
Mar. 31, 2022
Commitments and contingencies
Commitments and contingencies

Note 19 – Commitments and contingencies

The requirement of employee benefit plans has not been implemented consistently by the local governments in China given the different levels of economic development in different locations. Biopower Plant has not paid adequate social insurance for all its employees, and the Company’s PRC subsidiaries have not made adequate housing provident fund payments for all their employees. The relevant PRC authorities may order the Company to make up the contributions to these plans. In addition, failure to make adequate social insurance payments on time may subject the Company to 0.05% late fees per day, starting from the date of underpayment, and fines equal to one to three times the underpaid amount. For failure to make adequate housing provident fund payments as required, the Company may be fined RMB10,000 to RMB50,000. If the Company is subject to late fees or fines in relation to underpaid employee benefits, the financial condition and results of operations may be adversely affected. However, the risk of regulatory penalty that the relevant authorities may impose on the Company’s PRC subsidiaries in relation to its failure to make adequate contributions to the employee benefit plans for all the Company’s employees as required is remote, because the relevant local authorities confirmed in writing that no records of violation were found on the Company’s PRC subsidiaries for social insurance plan and/or housing provident fund contributions.

On November 10, 2021, Zhejiang New Material entered into an equipment purchase agreement to purchase equipment specialized for the production of water purification activated carbon with a total amount of RMB18.9 million (approximately $2.9 million). As of March 31, 2022, the Company received the equipment and made RMB17 million (approximately $2.7 million) payment. The remaining RMB1.9 million (approximately $0.2 million) equipment is expected to be delivered and paid by December 31, 2022.